Separation from Kimberly-Clark (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Non-cash activities related to spin-off

Non-cash activities related to the Spin-off, net of amounts retained or contributed by Kimberly-Clark, are as follows (in millions):

Current assets	$81.7
Property retained by Kimberly-Clark	26.5
Accounts payable	(74.0)
Accrued liabilities	(7.4)
Non-current liabilities	(1.3)
AOCI and other	5.9

Total	$31.4